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December 27, 1995

VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:     Division of Investment Management
               Office of Disclosure and Review

Re:  Rule 24f-2 Notice
     North American Funds
     File No. 33-27958

Dear Sirs/Madams:

On behalf of North American Funds ("Trust"), an open-end management investment company, accompanying this letter for filing is the notice required by Rule 24f- 2 under the Investment Company Act of 1940 for the period November 1, 1994 to the end of its fiscal year, October 31, 1995. Pursuant to Rule 24f-2 (b)
(1) (v), the notice is accompanied by an opinion of counsel stating that the shares so registered were legally issued, fully paid and non-assessable. Also, pursuant to Rule 24f-2 (c) insofar as sales exceeded redemptions for the fiscal year, the registration fee due of $33,081.81 was transferred to the Commission's account at Mellon Bank by federal wire transfer. The wire was sent at approximately 3:30 p.m. Eastern Standard Time on December 21, 1995 and was assigned reference number 14610. Please direct any questions regarding this filing to Kim Skidmore at (617) 266-6008, extension 370.

Very truly yours,

/s/ Betsy Seel
-----------------
Betsy Seel
Counsel

enclosures

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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2

            Read Instructions at end of Form before preparing Form.
                              Please Print or Type

--------------------------------------------------------------------------------
1. Name and address of issuer:
        North American Funds
        116 Huntington Ave
        Boston, MA 02116
--------------------------------------------------------------------------------
2. Name of each series or class of funds for which this notice is filed:

Class A, B and C shares of the following series of
                         the North American Funds:      Global Growth Fund
                                                        Growth Fund
                                                        Growth and Income Fund
                                                        International Growth
                                                          and Income Fund
                                                        Asset Allocation Fund
                                                        Strategic Income Fund
                                                        Investment Quality Bond
                                                          Fund
                                                        U.S. Government
                                                          Securities Fund
                                                        National Municipal
                                                          Bond Fund
                                                        Money Market Fund
--------------------------------------------------------------------------------
3. Investment Company Act File Number:   811-5797

     Securities
Act File Number:   33-27958
--------------------------------------------------------------------------------
4. Last day of fiscal year for which this notice is filed:   October 31, 1995
--------------------------------------------------------------------------------
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the year but before termination of the issuer's 24F-2 declaration:

        Not Applicable       /     /
--------------------------------------------------------------------------------
6. Date of termination of issuer's declaration under rule 24F-2(a)(1), if applicable (see Instruction A.6):

        Not Applicable
--------------------------------------------------------------------------------
7. Number and Amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24F-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
        None
--------------------------------------------------------------------------------
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
        None
--------------------------------------------------------------------------------
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9. Number and aggregate sale price of securities sold during the fiscal year:

        139,033,820         $454,092,617
--------------------------------------------------------------------------------
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24F-2:

        139,033,820         $454,092,617
--------------------------------------------------------------------------------
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (See Instruction B.7):

        3,451,559      $26,590,354
--------------------------------------------------------------------------------
12. Calculation of registration fee:
     (i) Aggregate sale price of securities sold during the fiscal  $454,092,617
     year in reliance on rule 24F-2 (From Item 10):                 ------------

     (ii) Aggregate price of shares issued in connection with       + 26,590,354
     dividend reinvestment plans (from Item 11, if applicable):     ------------

     (iii) Aggregate price of shares redeemed or repurchased        -384,745,731
     during fiscal year (if applicable):                            ------------

     (iv) Aggregate price of shares redeemed or repurchased         +          0
     and previously applied as a reduction to filing fees pursuant ------------ to rule 24e-2 (if applicable):

     (v) Net aggregate price of securities sold and issued during     95,937,240
     the fiscal year in reliance on rule 24f-2  [line (i), plus     ------------
     line (ii), less line (iii), plus line (iv)] if applicable:

     (vi) Multiplier prescribed by Section 6(b) of the Securities   x     1/2900
     Act of 1933 or other applicable law or regulation (See         ------------
     instruction C.6):


     (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:  $  33,081.81
                                                                    ------------

Instruction:   Issuers should complete line (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.  See Instruction C.3
--------------------------------------------------------------------------------
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
Procedures (17CFR 202.3a):   /x/
Date of mailing or wire transfer of filing fees to the Commission's lockbox
depository:                                             12/21/95

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                North American Funds

By (Signature and Title)        /s/ Betsy Seel
                                --------------------
                                Betsy Seel
                                Assistant Secretary
Date:  December 27, 1995
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                              NORTH AMERICAN FUNDS



December 27, 1995

Trustees
North American Funds

Dear Trustees:

This opinion is written in reference to the shares of common stock (the "Shares") of North American Funds (the "Fund") covered by the Rule 24f-2 notice dated December 27, 1995, to be filed with the Securities and Exchange Commission. I have examined such documents, reviewed such questions of law, and received such certification of facts by an officer of the Fund as I deemed necessary for purposes of this opinion. On the basis of such examination, review and certification and in reliance on the compliance procedures adopted by the Fund, it is my opinion that the shares of the Fund covered by the Rule 24f-2 notice referred to above have been legally issued and are fully paid and non-assessable.

I hereby consent to the filing of this letter with the Rule 24f-2 notice.

Very truly yours,

/s/ Betsy Seel
-----------------
Betsy Seel
Counsel